RELATED PARTIES - Founder Shares (Details) - Founder Shares		1 Months Ended	12 Months Ended
	Jul. 27, 2020 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 shares
RELATED PARTIES
Aggregate purchase price | $		$ 2,717
Share price | $ / shares		$ 0.004
Aggregate number of shares owned				6,900,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				20.00%
Sponsor
RELATED PARTIES
Shares subject to forfeiture		625,000
Aggregate number of shares owned				6,150,000
Restrictions on transfer period of time after business combination completion			1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Sponsor | Class A Common Stock
RELATED PARTIES
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Sponsor | Class B Common stock
RELATED PARTIES
Aggregate purchase price | $	$ 25,000
Number of shares issued	5,750,000
Stock split				1.2
Direct Anchor
RELATED PARTIES
Number of shares issued		625,000
Aggregate number of shares owned				750,000
Over-Allotment Option
RELATED PARTIES
Shares subject to forfeiture			0
Over-Allotment Option | Sponsor
RELATED PARTIES
Shares subject to forfeiture		900,000